Note 1 - General Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]

1  General information

Bullish (the “Company”) is an exempted company incorporated and domiciled in the Cayman Islands with limited liability. The Company and its subsidiaries are collectively referred to as “the Group.” These audited consolidated Financial Statements are as of years ended December 31, 2025, 2024, and 2023.

Prior to July 23, 2024, the Company was majority owned by block.one. Effective July 23, 2024 and August 21, 2024, block.one transferred the majority of the Class A common shares in tranches to certain of its shareholders.

The principal activity of the Group is providing infrastructure and information services. This includes the operations of its subsidiary, Bullish (GI) Limited, which operates a digital asset trading platform (the "Exchange") and CoinDesk Inc. ("CoinDesk") which provides digital asset media and information services. On October 9, 2024 the Group completed the acquisition of Crypto Coin Comparison Ltd ("CCData").

The Audited Financial Statements are presented in United States dollars, which is the same as the functional currency of the Group.

Operating segments are defined as components of an entity for which separate financial information is available and that are regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. For the Group, the Chief Executive Officer (“CEO”) serves as the CODM. The CODM reviews financial information presented on a global consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment and one reportable segment.

Initial Public Offering

In August 2025, the Group completed its initial public offering (“IPO”) on the New York Stock Exchange (“NYSE”) under the ticker symbol “BLSH,” in which the Company issued and sold 34,500,000 Ordinary shares to the public, inclusive of the underwriters’ over-allotment option which was exercised in full, at a price of $37.00 per share. The IPO resulted in net proceeds to the Company of $1,212.7 million after deducting the underwriting discounts and commissions and before deducting offering costs of $3.5 million, which were charged to Share premium as a reduction of the net proceeds received from the IPO.

Reverse Stock Split and IPO Reorganization

On July 31, 2025, the Company’s Board of Directors approved a reverse stock split of the Company’s Class A common shares, Class B preference shares, and Class C common shares on a 1-for-2 basis (the “Reverse Split”) which became effective on August 1, 2025. Accordingly, all holders of record of Class A common shares and Class B preference shares on August 1, 2025 (no Class C common shares were outstanding on such date), received respectively one issued and outstanding Class A common share and one issued and outstanding Class B preference share of the Company in exchange for two issued and outstanding Class A common shares and two issued and outstanding Class B preference shares of the Company. No fractional shares were issued in connection with the Reverse Split. All fractional shares created by the Reverse Split were rounded up to the nearest whole number of shares.

All information referencing outstanding shares of the Company, including earnings and loss per share, in the current and comparative periods presented herein give retroactive effect to the Reverse Split.

The following transactions impacting shares, options, and restricted stock units (“RSUs”) in Bullish Global and BMC1 interests occurred in connection with the IPO Reorganization and are adjusted for the effect of the Reverse Split described above.

•	Immediately prior to the completion of the IPO, the Company redesignated Class A shares as Ordinary shares;

•	Bullish Global RSUs converted into RSUs of Ordinary shares on a 1-for-2 basis;

•

Bullish Global options converted into options to acquire Ordinary shares on a 1-for-2 basis with the exercise price for each converted option being twice the pre-conversion exercise price (subject to the same vesting conditions); and

•

Certain conversion rights with respect to the BMC1 equity became effective. These conversion rights, subject to vesting, entitle holders of an aggregate outstanding 13,643,618 units of BMC1 equity to receive 7,075,504 Ordinary shares.

Immediately prior to the completion of its IPO, and pursuant to the Amended and Restated Memorandum and Articles of Association, the Group was authorized to issue 750,000,000 Ordinary shares of a par value of $0.002, and all of its issued and outstanding Common shares and Preference shares were converted into and re-designated as Ordinary shares of a par value of $0.002 on a one-for-one basis.

Subsequently, as part of the transaction that, collectively with the Reverse Split and the issuance of Ordinary shares to the third party investor in Bullish Global, we refer to as the "IPO Reorganization," the 2,735,938 issued and outstanding Class B preference shares (post Reverse Split) were mandatorily converted into an equal number of Ordinary shares. The accounting for this conversion involved derecognizing the $47.9 million financial liability associated with the Convertible redeemable preference shares and reclassifying the $18.4 million Option premium on convertible redeemable preference shares equity component; both amounts were transferred to Share capital and Share premium.